Document and Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	Attovia Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43423
Entity Tax Identification Number	92-1510574
Entity Address Address Line 1	1091 Industrial Road
Entity Address Address Line 2	Suite 310
Entity Address City Or Town	San Carlos
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94070
City Area Code	510
Local Phone Number	399-5001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	ATTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002058707